Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Composition of deposits
Demand	$ 60,383	$ 50,140
NOW	64,289	63,648
Money market	168,527	83,901
Regular savings	35,845	34,692
Time certificates of less than $100 thousand	82,973	90,644
Other time certificates	262,742	251,304
Total deposits	674,759	574,329
Minimum measuring threshold denomination	250	250
Time deposits in denominations of $250 thousand or more	$ 569	$ 2,300